OTHER PAYABLES AND ACCRUALS (Tables)	12 Months Ended
Dec. 31, 2023
OTHER PAYABLES AND ACCRUALS [Abstract]
Other Payables and Accruals
Other payables and accruals consist of the following:

	At December 31,
In thousands of USD	2023	2022
Payables for surtaxes	9,952	8,928
Accrued operating expenses	9,732	5,539
Payables for staff-related costs	2,554	2,182
Deposits from hosting customers	8,114	2,911
Restoration provision for leasehold land	1,363	1,343
Others	436	1,273
Total	32,151	22,176